Provisions and contingent liabilities, Continuing operations and Discontinued operation (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Provisions [Abstract]
Provisions, beginning balances	$ 72.2
Continuing operations [Abstract]
Acquisitions	0.1
Additional provision in the year	146.9
Released	(15.4)
Utilization of provision	(117.4)
Effects of movements in exchange rates	0.3
Transferred to current liabilities classified as held for sale	(1.2)
Provisions, ending balances	85.5	$ 72.2
Current provisions	65.7	49.7
Non-current provisions	19.8	22.5
Provisions	85.5	72.2
Onerous contracts and dilapidations provisions [Abstract]
Additional provision in the year	146.9
Patent litigation [Abstract]
Payment of legal settlement	67.5
Shareholder litigation [Abstract]
Legal provisions	15.0
Insurance receivables	15.0
Provisions for shareholder litigation	0.0
Other provisions [Abstract]
Interest on uncertain tax provisions	5.6	7.6
Provisions for estimated property exposure pertaining to accounts payable	4.2	4.4
Onerous Contracts and Dilapidations [Member]
Provisions [Abstract]
Provisions, beginning balances	16.9
Continuing operations [Abstract]
Acquisitions	0.0
Additional provision in the year	17.9
Released	(2.5)
Utilization of provision	(5.9)
Effects of movements in exchange rates	0.2
Transferred to current liabilities classified as held for sale	(1.2)
Provisions, ending balances	25.4	16.9
Current provisions	11.6
Non-current provisions	13.8
Provisions	25.4	$ 16.9
Onerous contracts and dilapidations provisions [Abstract]
Additional provision in the year	17.9
Term of onerous contracts and dilapidations provision relates is expected to be fully utilized		13 years
Restructuring [Member]
Provisions [Abstract]
Provisions, beginning balances	30.8
Continuing operations [Abstract]
Acquisitions	0.0
Additional provision in the year	32.6
Released	(7.6)
Utilization of provision	(32.8)
Effects of movements in exchange rates	0.0
Transferred to current liabilities classified as held for sale	0.0
Provisions, ending balances	23.0	$ 30.8
Current provisions	19.0
Non-current provisions	4.0
Provisions	23.0	30.8
Onerous contracts and dilapidations provisions [Abstract]
Additional provision in the year	32.6
Legal [Member]
Provisions [Abstract]
Provisions, beginning balances	9.7
Continuing operations [Abstract]
Acquisitions	0.0
Additional provision in the year	93.3
Released	(2.5)
Utilization of provision	(75.6)
Effects of movements in exchange rates	0.1
Transferred to current liabilities classified as held for sale	0.0
Provisions, ending balances	25.0	9.7
Current provisions	25.0
Non-current provisions	0.0
Provisions	25.0	9.7
Onerous contracts and dilapidations provisions [Abstract]
Additional provision in the year	93.3
Other [Member]
Provisions [Abstract]
Provisions, beginning balances	14.8
Continuing operations [Abstract]
Acquisitions	0.1
Additional provision in the year	3.1
Released	(2.8)
Utilization of provision	(3.1)
Effects of movements in exchange rates	0.0
Transferred to current liabilities classified as held for sale	0.0
Provisions, ending balances	12.1	14.8
Current provisions	10.1
Non-current provisions	2.0
Provisions	12.1	14.8
Onerous contracts and dilapidations provisions [Abstract]
Additional provision in the year	3.1
Onerous Contracts Relation to Property [Member]
Continuing operations [Abstract]
Additional provision in the year	4.8	3.2
Onerous contracts and dilapidations provisions [Abstract]
Additional provision in the year	4.8	3.2
Other Onerous Contracts [Member]
Continuing operations [Abstract]
Additional provision in the year	10.4
Onerous contracts and dilapidations provisions [Abstract]
Additional provision in the year	10.4
Dilapidations Provision [Member]
Continuing operations [Abstract]
Additional provision in the year	2.7	3.2
Onerous contracts and dilapidations provisions [Abstract]
Additional provision in the year	$ 2.7	$ 3.2